Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of the Provision for Income Taxes

The provisions for income tax expenses are summarized as follows:

	For the Year ended December 31,
	2013	2014	2015
Current tax benefit/(expenses)	(4,148)	(8,147)	2,405
Deferred tax benefit	4,148	1,961	5,547
Income tax benefit/(expenses)	—	(6,186)	7,952

Schedule of the Reconciliation Between the Statutory Rate and the Effective Tax Rate

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	For the Year ended December 31,
	2013	2014	2015
Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(21.3)%	20.7%	(14.0)%
Permanent book-tax differences	(3.7)%	(9.9)%	(15.4)%
Reversal of deferred tax liabilities	—	—	2.1%
Effect of preferential tax treatment	—	(14.3)%	5.2%
Effective tax rate	0%	21.5%	2.9%

Schedule of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2014	2015
	US$	US$
Deferred tax assets
Current:
Provision for doubtful receivables	—	916
Accrued payroll and other expenses	7,069	—
Less: valuation allowance	(7,069)	(830)
Total current deferred tax assets, net	—	86
Non-current:
Net operating loss carry forwards	4,611	20,849
Advertising expenses in excess of deduction limit	21,650	63,939
Others	45	—
Less: valuation allowance	(26,306)	(84,788)
Total non-current deferred tax assets, net	—	—
Total deferred tax assets, net	—	86
Deferred tax liabilities
Non-current:
Acquired intangible assets	—	66,238
Total non-current deferred tax liabilities	—	66,238
Total deferred tax liabilities	—	66,238

Schedule of Movement of Valuation Allowance

Movement of valuation allowance

	For the years ended December 31,
	2013	2014	2015
	US$	US$	US$
Balance at beginning of the period	30,580	27,457	33,375
Provision	1,740	12,304	70,044
Current period reversal	(4,863)	(6,386)	(17,801)
Balance at the end of the period	27,457	33,375	85,618